CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 2,176		$ 22,095
Short-term bank deposits	19,522		28,008
Receivables and prepaid expenses	428		115
Total current assets	22,126		50,218
LONG-TERM ASSETS:
Property and equipment, net	97		49
Other long-term assets	95		57
Total long-term assets	192		106
TOTAL ASSETS	22,318		50,324
CURRENT LIABILITIES:
Trade payables	305		47
Accrued expenses and other liabilities	2,070		1,589
Total current liabilities	2,375		1,636
SHAREHOLDERS' EQUITY
Ordinary shares of NIS 0.01 par value - 50,000,000 shares authorized at December 31, 2014 and 2013; 14,007,046 and 13,941,033 issued shares at December 31, 2014 and 2013, respectively; 13,702,722 and 13,636,709 shares outstanding at December 31, 2014 and 2013, respectively	39		39
Treasury shares - 304,324 ordinary shares at December 31, 2014 and 2013	0	[1]	0	[1]
Additional paid- in capital	71,472		67,383
Accumulated deficit	(51,568)		(18,734)
Total shareholders' equity	19,943		48,688
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 22,318		$ 50,324

[1]	Represents an amount less than $ 1.